Cash and cash equivalents, financial investments and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents, financial investments and derivative financial instruments
Cash and cash equivalents

Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2022	12/31/2021
Cash and bank deposits
In local currency	105,986	317,907
In foreign currency	5,811	16,640
Financial investments
In local currency
Fixed-income securities	5,204,766	1,943,164
In foreign currency
Fixed-income securities	305,206	2,363
Total cash and cash equivalents	5,621,769	2,280,074

Financial investments

The financial investments that are not classified as cash and cash equivalents are presented as follows:

	12/31/2022	12/31/2021
Financial investments
In local currency
Fixed-income securities and funds	406,683	1,607,608
In foreign currency
Fixed-income securities and funds	-	103,239
Derivative financial instruments (a)	556,510	472,552
Total financial investments and derivative financial instruments	963,193	2,183,399
Current	520,352	1,804,122
Non-current	442,841	379,277

(a)  Accumulated gains, net of income tax (see Note 31.i).